UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stuart Pistol
Title:            Chief Financial Officer
Phone:            (973) 921-2210

Signature, Place, and Date of Signing:

                                       Short Hills, NJ            2/11/05
     ------------------------          ---------------            -------
        [Signature]                     [City, State]               Date


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    57

Form 13F Information Table Value Total:    $ 391,480
                                           ----------
                                           (thousands)

List of Other Included Managers  NONE


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    COLUMN 1                      COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5     COLUMN 6   COLUMN 7         COLUMN 8
    --------                      --------      --------    --------        --------     --------   --------         --------
                                                                                                                      VOTING
                                                             VALUE   SHRS OR  SH/   PUT/  INVESTMENT  OTHER          AUTHORITY
  NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x$1000) PRN AMT  PRN   CALL  DISCRETION MANAGERS   SOLE  SHARED  NONE
  --------------                --------------   -----      -------- -------  ---   ----  ---------- --------   ----  ------  ----


Aspen Insurance Holdings Ltd.         SHS        G05384105    6,505     265,300  SH         SOLE                265,300
Montpelier RE Holdings LTD            SHS        G62185106   24,443     635,700  SH         SOLE                635,700
Aether Systems Inc.                   COM        00808V105    2,497     747,500  SH         SOLE                747,500
Alleghany Corp. DEL                   COM        017175100    3,746      13,131  SH         SOLE                 13,131
Andrew Corp.                          COM        034425108    6,679     490,000  SH         SOLE                490,000
Astoria Financial Corp                COM        046265104    4,796     120,000  SH         SOLE                120,000
Atari, Inc.                           COM        04651M105      293     100,000  SH         SOLE                100,000
BKF Capital Group, Inc.               COM        05548G102    5,598     147,700  SH         SOLE                147,700
Bimini Mtg Mngt Inc.                  CL A       09031E400    2,008     125,000  SH         SOLE                125,000
Bowne & Co., Inc.                     COM        103043105    5,006     307,900  SH         SOLE                307,900
City Investing Co. Liq Tr             Unit
                                      Ben Int    177900107      700     362,600  SH         SOLE                362,600
Conseco Inc.                          PFD B
                                      CV 5.50%   208464867    2,650     100,000  SH         SOLE                100,000
Conseco Inc                           COM NEW    208464883   21,970   1,101,273  SH         SOLE              1,101,273
Crown Holdings Inc                    COM        228368106    1,099      80,000  SH         SOLE                 80,000
DST Systems, Inc.                     COM        233326107   26,060     500,000  SH         SOLE                500,000
Dillards Inc.                         CL A       254067101    1,075      40,000  SH         SOLE                 40,000
Duckwall-Alco Stores, Inc.            COM        264142100    2,131     117,456  SH         SOLE                117,456
Edison International                  COM        281020107    3,203     100,000  SH         SOLE                100,000
Enstar Group Inc GA                   COM        29358R107    6,420     102,715  SH         SOLE                102,715
Florida East Coast Industries Inc.    COM        340632108   18,135     402,100  SH         SOLE                402,100
Franklin Bank Corp. DEL               COM        352451108   11,224     615,000  SH         SOLE                615,000
Gencorp Inc.                          COM        368682100   10,700     576,200  SH         SOLE                576,200
Goodyear Tire & Rubber Co             COM        382550101    7,330     500,000  SH         SOLE                500,000
Handleman Company                     COM        410252100    2,170     101,000  SH         SOLE                101,000
Hawaiian Holdings, Inc.               COM        419879101    4,040     591,500  SH         SOLE                591,500
Hearst-Argyle Television, Inc.        COM        422317107    6,595     250,000  SH         SOLE                250,000
Helmerich & Payne Inc.                COM        423452101   16,850     495,000  SH         SOLE                495,000
Highland Hospitality Corp.            COM        430141101    1,686     150,000  SH         SOLE                150,000
Hollinger International Inc.          CL A       435569108    1,960     125,000  SH         SOLE                125,000
Honeywell International Inc.          COM        438516106    8,853     250,000  SH         SOLE                250,000
Hudson City Bancorp                   COM        443683107    2,025      55,000  SH         SOLE                 55,000
IKON Office Solutions, Inc.           COM        451713101   17,109   1,480,000  SH         SOLE              1,480,000
Kmart Holding Corp.                   COM        498780105    9,400      95,000  SH         SOLE                 95,000
Knight Trading Group Inc.             COM        499063105    5,475     500,000  SH         SOLE                500,000
Liberty Corp.  S C                    COM        530370105    2,422      55,100  SH         SOLE                 55,100
Liberty Media Corp. New               COM SER A  530718105   11,639   1,060,000  SH         SOLE              1,060,000
Lin TV Corp.                          CL A       532774106    4,775     250,000  SH         SOLE                250,000
Lydall, Inc.                          COM        550819106    1,065      89,800  SH         SOLE                 89,800
MVC Capital Inc.                      COM        553829102    2,739     301,700  SH         SOLE                301,700
MarkWest Hydrocarbon Inc.             COM        570762104      863      50,000  SH         SOLE                 50,000
Medallion Financial Corp.             COM        583928106    4,177     430,600  SH         SOLE                430,600
Noland Company                        COM        655286102    1,733      37,664  SH         SOLE                 37,664
NorthWestern Corp.                    COM        668074305      840      30,000  SH         SOLE                 30,000
Novoste Corp.                         COM        67010C100      301     175,900  SH         SOLE                175,900
OfficeMax Inc. DEL                    COM        67622P101   17,259     550,000  SH         SOLE                550,000
PNC Financial Services Group Inc.     COM        693475105   20,104     350,000  SH         SOLE                350,000
Partners Trust Financial Group, Inc.  COM        70213F102    2,898     248,754  SH         SOLE                248,754
Premcor Inc.                          COM        74045Q104    2,720      64,500  SH         SOLE                 64,500
Providian Financial Corp.             NOTE 2/1   74406AAB8    4,680   9,000,000 PRN         SOLE              9,000,000
Retail Ventures, Inc.                 COM        76128Y102    2,249     316,700  SH         SOLE                316,700
Sears Roebuck & Co.                   COM        812387108   12,758     250,000  SH         SOLE                250,000
Sovereign Bancorp, Inc.               COM        845905108    4,059     180,000  SH         SOLE                180,000
Sprint Corp.                          COM FON    852061100    2,485     100,000  SH         SOLE                100,000
Toys R Us Inc                         COM        892335100    4,667     228,000  SH         SOLE                228,000
TYCO International Ltd. New           COM        902124106   24,125     675,000  SH         SOLE                675,000
USA Mobility, Inc.                    COM        90341G103   12,322     348,954  SH         SOLE                348,954
Warwick Valley Tel Co                 COM        936750108      169       7,500  SH         SOLE                  7,500

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